 Exhibit 99.1

GM Financial Automobile Leasing Trust 2017-3

2.84% Exchange Note

Class A-1 1.35000% Asset Backed Notes

Class A-2A 1.72% Asset Backed Notes

Class A-2B Floating Asset Backed Notes

Class A-3 2.01% Asset Backed Notes

Class A-4 2.12% Asset Backed Notes

Class B 2.40% Asset Backed Notes

Class C 2.73% Asset Backed Notes

Class D 2.83% Asset Backed Notes

Servicer’s Certificate

Beginning of Period:	05/01/20
End of Period:	05/31/20
Number of days in Interest Period (Actual/360):	33
Number of days in Collection Period:	31
Report Due Date:	06/18/20
Distribution Date:	06/22/20
Transaction Month:	33

				Original Agg.
2017-3 Designated Pool	Units	Start Date	Closing Date	Securitization Value
	45,285	08/01/2017	09/20/2017	$1,090,137,186

Total	45,285			$1,090,137,186

RECONCILIATION OF 2017-3 DESIGNATED POOL AGGREGATE SECURITIZATION VALUE

{1}	Beginning of period Aggregate Securitization Value		{1}	$140,987,817

{2}	Reduction in Agg. Securitization Value due to payments	{2}	971,878
{3}	Reduction in Agg. Securitization Value due to Defaulted Leases	{3}	291,900
{4}	Reduction in Agg. Securitization Value due to early terminations, dealer buyouts, cancellations, repurchases	{4}	23,595,043
{5}	Other adjustments	{5}	0
{6}	Total change in Agg. Securitization Value		{6}	24,858,821

{7}	End of period Aggregate Securitization Value		{7}	$116,128,996

{8}	Seller’s Exercise of 10% Option		{8}	116,128,996

{9}	Pool Factor		{9}	10.652696%

RECONCILIATION OF 2017-3 EXCHANGE NOTE

{10}	Original Exchange Note Balance	{10}	$1,053,000,000

{11}	Beginning of period Exchange Note Balance	{11}	$103,850,631

{12}	Exchange Note Principal Payment Amount	{12}	27,158,437

{13}	With Optional Purchase, the Exchange Note shall be discharged and released	{13}	76,692,194

{14}	End of period Exchange Note Balance	{14}	$0

{15}	Note Pool Factor	{15}	0.000000%

RECONCILIATION OF THE ASSET BACKED NOTES

			Class A-1	Class A-2A	Class A-2B	Class A-3	Class A-4
{16}	Original Note Balance	{16}	$134,000,000	$200,000,000	$150,000,000	$310,000,000	$84,700,000

{17}	Beginning of period Note Balance	{17}	$0	$0	$0	$0	$0

{18}	Noteholders’ Principal Distributable Amount	{18}	0	0	0	0	0
{19}	Noteholders’ Accelerated Principal Amount	{19}	0	0	0	0	0
{20}	Aggregate Principal Parity Amount	{20}	0	0	0	0	0
{21}	Matured Principal Shortfall	{21}	0	0	0	0	0

{22}	End of period Note Balance	{22}	$0	$0	$0	$0	$0

{23}	Note Pool Factor	{23}	0.000000%	0.000000%	0.000000%	0.000000%	0.000000%

			Class B	Class C	Class D	TOTAL
{24}	Original Note Balance	{24}	$47,420,000	$44,100,000	$29,980,000	$1,000,200,000

{25}	Beginning of period Note Balance	{25}	$0	$4,719,441	$29,980,000	$34,699,441

{26}	Noteholders’ Principal Distributable Amount	{26}	0	4,719,441	29,980,000	34,699,441
{27}	Noteholders’ Accelerated Principal Amount	{27}	0	0	0	0
{28}	Aggregate Principal Parity Amount	{28}	0	0	0	0
{29}	Matured Principal Shortfall	{29}	0	0	0	0

{30}	End of period Note Balance	{30}	$0	$0	$0	$0

{31}	Note Pool Factor	{31}	0.000000%	0.000000%	0.000000%	0.000000%

EXCHANGE NOTE MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

	Principal payment calculation:
{32}	Beginning of period Designated Pool Balance		{32}	N/A

{33}	Ending Designated Pool Balance	{33}	116,128,996
{34}	Unpaid prior Exchange Note Principal Payment Amount	{34}	0
{35}	Sum of {33} + {34}		{35}	116,128,996

{36}	Exchange Note Principal Payment Amount {32} - {35}		{36}	N/A

	Interest calculation:
		Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{37}		$103,850,631	$0	2.84%	30	30/360	$245,780

RECONCILIATION OF EXCHANGE NOTE COLLECTION ACCOUNT

	Additions:
{38}	2017-3 Designated Pool Collections (net of Liquidation Proceeds and fees)	{38}	$1,664,521
{39}	Net Liquidation Proceeds collected during period	{39}	25,857,186
{40}	Investment Earnings	{40}	2,040
{41}	Investment Earnings - transferred to Indenture Note Collection Account	{41}	(2,040)
{42}	Deposit from Servicer	{42}	0

{43}	Total Additions:		{43}	27,521,707

	Distributions:
{44}	To the Servicer, Designated Pool Servicing Fee	{44}	117,490
{45}	To the 2017-3 Exchange Noteholder, the Exchange Note Interest Payment Amount	{45}	245,780
{46}	To the 2017-3 Exchange Noteholder, the Exchange Note Principal Payment Amount	{46}	27,158,437
{47}	To the 2017-3 Exchange Noteholder, any funds available to pay obligations pursuant to Indenture Section 8.3 (a)(i) through (xvii)	{47}	0
{48}	To the 2017-3 Exchange Noteholder, all remaining funds to be applied as Excess Exchange Note Payments	{48}	0

{49}	Total Distributions:		{49}	$27,521,707

NOTEHOLDERS’ MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

	Noteholders’ Principal Distributable calculation:
{50}	Beginning Agg. Securitization Value	{50}	N/A
{51}	Ending Agg. Securitization Value	{51}	116,128,996
{52}	Principal Distributable Amount {50} - {51}		{52}	N/A

{53}	Noteholders’ Principal Carryover Amount		{53}	0

{54}	Principal Distributable Amount + Noteholders’ Principal Carryover Amount			{54}	N/A

{55}	Amount required to reduce Outstanding Amount after giving effect to distributions made pursuant to Indenture Section 8.3 (i) through (xiii) to the Required Pro Forma Note Balance			{55}	0

{56}	Noteholders’ Principal Distributable Amount Lessor of {54} and {55}				{56}	N/A

	Noteholders’ Interest Distributable calculation:
	Class	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{57}	Class A-1	$0	$0	1.35%	33	Actual/360	$0
{58}	Class A-2A	$0	0	1.72%	30	30/360	0
{59}	Class A-2B	$0	0	0.41075%	33	Actual/360	0
{60}	Class A-3	$0	0	2.01%	30	30/360	0
{61}	Class A-4	$0	0	2.12%	30	30/360	0
{62}	Class B	$0	0	2.40%	30	30/360	0
{63}	Class C	$4,719,441	0	2.73%	30	30/360	10,737
{64}	Class D	$29,980,000	0	2.83%	30	30/360	70,703

RECONCILIATION OF INDENTURE COLLECTION ACCOUNT

	Available Funds:
{65}	2017-3 Exchange Note Collections	{65}	$27,404,217
{66}	Investment Earnings	{66}	0
{67}	Investment Earnings - transferred from Exchange Note Collection Account	{67}	2,040
{68}	Investment Earnings - and amounts released from Reserve Account pursuant to Section 2.14(b)(ii) of Servicing Supplement	{68}	509
{69}	Optional Purchase Price	{69}	34,780,881
{70}	Indenture Section 5.4 disposition of Collateral	{70}	0
{71}	Available Funds:		{71}	62,187,647

{72}	Reserve Account Withdrawal Amount	{72}	5,450,686

{73}	Total Distributable Funds:		{73}	67,638,333

	Distributions:
{74}	To the Successor Servicer, unpaid transition expenses, pro rata	{74}	0
{75}	To the Indenture Trustee, any accrued and unpaid fees & expenses, pro rata	{75}	417
{76}	To the Issuer Owner Trustee, any accrued and unpaid fees & expenses, pro rata	{76}	208
{77}	To the Asset Representations Reviewer, any accrued and unpaid fees & expenses, pro rata	{77}	0
{78}	Class A-1 Noteholders’ Interest Distributable Amount pari passu	{78}	0
{79}	Class A-2A Noteholders’ Interest Distributable Amount pari passu	{79}	0
{80}	Class A-2B Noteholders’ Interest Distributable Amount pari passu	{80}	0
{81}	Class A-3 Noteholders’ Interest Distributable Amount pari passu	{81}	0
{82}	Class A-4 Noteholders’ Interest Distributable Amount pari passu	{82}	0
{83}	Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{83}	0
{84}	Class B Noteholders’ Interest Distributable Amount	{84}	0
{85}	Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{85}	0
{86}	Class C Noteholders’ Interest Distributable Amount	{86}	10,737
{87}	Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{87}	0
{88}	Class D Noteholders’ Interest Distributable Amount	{88}	70,703
{89}	Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{89}	0
{90}	Noteholders’ Principal Distributable Amount	{90}	34,699,441
{91}	To the Reserve Account, the Reserve Amount Required Amount	{91}	0
{92}	To the Noteholders, the Accelerated Principal Amount (as calculated below)	{92}	0
{93}	To the Successor Servicer, any amounts in excess of the caps set forth, pro rata	{93}	0
{94}	To the Indenture Trustee, any amounts in excess of the caps set forth, pro rata	{94}	0
{95}	To the Asset Representations Reviewer, any amounts in excess of the caps set forth, pro rata	{95}	0
{96}	To the Issuer Owner Trustee, any amounts in excess of the caps set forth, pro rata	{96}	0
{97}	To the Issuer Trust Certificateholders, the aggregate amount remaining	{97}	32,856,827

{98}	Total Distributions:		{98}	$67,638,333

PRINCIPAL PARITY AMOUNT CALCULATION

	Class	(X) Cumulative Note Balance	(Y) Aggregate Securitization Value	(I) Excess of (X) - (Y)	(II) Total Available Funds in Indenture Collection Account	Lesser of (I) or (II)
{99}	Class A	$0	$116,128,996	$0	$67,637,708	$0
{100}	Class B	0	116,128,996	0	67,637,708	0
{101}	Class C	4,719,441	116,128,996	0	67,626,971	0
{102}	Class D	34,699,441	116,128,996	0	67,556,268	0

ACCELERATED PRINCIPAL AMOUNT CALCULATION

{103}	Excess Total Available Funds			{103}	$32,856,827

{104}	Beginning Note Balance	{104}	34,699,441
{105}	Principal payments through Indenture Section 8.3 (i) through (xv)	{105}	34,699,441
{106}	Pro-Forma Note Balance		{106}	0

{107}	Ending Aggregate Securitization Value	{107}	116,128,996
{108}	10.75% of Aggregate Securitization Value as of Cutoff until Class A-2 is paid in full,9.75% Thereafter ($106,288,376)	{108}	N/A
{109}	Required Pro Forma Note Balance {107} - {108}		{109}	N/A

{110}	Excess of Pro Forma Balance minus Required Pro Forma Balance {106} - {109}			{110}	N/A

{111}	Lesser of Excess Total Available Funds and Excess of Pro Forma Note Balance				{111}	N/A

OVERCOLLATERALIZATION CALCULATIONS

	Exchange Note:
{112}	Ending Aggregate Securitization Value	{112}	$116,128,996
{113}	End of Period Note Balance	{113}	0
{114}	Overcollateralization	{114}	0
{115}	Overcollateralization %		{115}	0.00%

	Asset Backed Notes:
{116}	Ending Aggregate Securitization Value	{116}	116,128,996
{117}	End of Period Note Balance	{117}	0
{118}	Overcollateralization	{118}	116,128,996
{119}	Overcollateralization %		{119}	0.00%

RECONCILIATION OF 2017-3 CASH RESERVE ACCOUNT

{120}	Specified Reserve Balance		{120}	$5,450,686
{121}	Beginning of Period Reserve Account balance		{121}	$5,450,686
{122}	Investment Earnings	{122}	509
{123}	From the Indenture Collection Account, the Reserve Account Required Amount	{123}	0
{124}	To the Indenture Collection Account, the Reserve Account Withdrawal Amount	{124}	(5,451,195)
{125}	Total Reserve balance available:		{125}	0

{126}	Specified Reserve Balance		{126}	5,450,686

{127}	Release Excess Cash to Indenture Collection Available Funds		{127}	0
{128}	End of period Reserve Account balance		{128}	$0

ASSET REPRESENTATIONS REVIEW DELINQUENCY TRIGGER

			Dollars	Percentage
{129}	Receivables with Scheduled Payment delinquent 61 days or more	{129}	$859,318	0.74%

{130}	Compliance (Trigger Violation is a Delinquency Rate Greater Than 2.90% )	{130}		Yes

By:	/s/ Ellen Billings
Name:	Ellen Billings
Title:	Senior Vice President, Controller – North America
Date:	June 17, 2020

GM Financial

GMALT 2017-3

Supplemental Monthly Data

May 31, 2020

	Aggregate Securitization Value	Residual Value
Beginning of Period	$140,987,817	$135,111,326
Change	(24,858,821)	(135,111,326)
End of Period	$116,128,996	$0

Residual Value as % of Agg. Securitization Value		0.00%

Delinquency

Leases with scheduled payment delinquent	Number of Leases	Agg. Securitization Value	Percentage(1)
0 - 30 days	6,091	112,952,952	97.27%
31 - 60 days	127	2,316,726	1.99%
61 - 90 days	30	517,394	0.45%
91 - 120 days	18	341,924	0.29%
Total	6,266	116,128,996	100.00%

Lease Terminations

	Current Period		Cumulative
	Number of Leases	Agg. Securitization Value	Number of Leases	Agg. Securitization Value
Retained vehicles by lessee
Early terminations	21	488,671	4,173	99,184,215
Standard terminations	234	4,231,209	2,333	43,450,404
Total retained by lessee	255	4,719,880	6,506	142,634,619
Returned Vehicles
Early terminations	442	7,666,442	17,388	301,325,748
Standard terminations	642	11,208,721	13,365	234,401,516
Total returned to dealer	1,084	18,875,163	30,753	535,727,264
Charged off leases / Repossessed vehicles	16	291,900	1,759	35,947,575
Repurchases	0	0	1	31,196
Other	0	0	0	0
Total terminations	1,355	23,886,943	39,019	714,340,654

Lease Extensions/Deferments

	Current Period
	Number of Leases	Agg. Securitization Value	Percentage

Term Extensions	550	8,728,044	6.19%

Deferments	27	622,515	0.44%

Net Credit (Gain) Loss

	Current Period	Cumulative
Agg. Securitized Value of early term defaults	291,900	35,947,575
less: Sales proceeds	132,326	34,718,460
less: Excess wear and excess mileage received	150	21,979
less: Other amounts received	1,119	586,476
Net Credit (Gain) Loss	158,305	620,660

Residual (Gain) Loss on Returned Vehicles

Agg. Securitized Value of returned vehicles sold by Servicer	18,826,529	531,886,589
add: Reimbursement of outstanding residual advance	N/A	N/A
less: Sales proceeds	19,914,784	574,342,930
less: Excess wear and excess mileage received	157,818	2,881,203
less: Other recovery amounts	1,812	534,266
Residual (Gain) Loss	(1,247,885)	(45,871,810)

	Current Period	Prev. Month
Prepay Speed	2.8090%	3.9555%

Return Rate based on Scheduled to Terminate(2)	29.4966%	22.8177%

Return Rate based on Terminated Leases(3)	80.0000%	74.0448%

(1)	Percentages may not add to 100% due to rounding.
(2)	Percentage of total number of vehicles returned to dealer over number of vehicles scheduled to terminate per month.
(3)	Percentage of total number of vehicles returned to dealer over number of vehicles terminated per month.